Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Asset Retirement Obligations [Line Items]
Balance at beginning of year	¥ 3,489	¥ 3,424
Accretion expense	84	85
Liabilities settled	(380)	(478)
Additional liabilities incurred	40	458
Changes in estimates, including timing	(50)	0
Balance at end of year	¥ 3,183	¥ 3,489